Receivables - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2019
Receivables [Line Items]
Signify indemnification	€ 55	€ 76
Advance income tax payment	78
Trade and other current receivables	4,156	4,554
Current trade receivables	3,928	4,280
Other current receivables	191		€ 242
Financial assets individually assessed for credit losses [member]
Receivables [Line Items]
Allowance account for credit losses of financial assets	186	200
Diagnosis & Treatment [Member]
Receivables [Line Items]
Loans and advances to customers	29	31
Current trade receivables	1,653	1,905
Other US [Member]
Receivables [Line Items]
Insurance receivables	38	41
Associates [member]
Receivables [Line Items]
Other current receivables	€ 37	€ 32